Change of ADS ratio (Details Textual) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Aug. 13, 2015	Apr. 25, 2014
Change Of ADS Ratio [Line Items]
Share Price	$ 1.00	$ 1.00	$ 1.00	$ 1.00